CONSOLIDATED BALANCE SHEETS - USD ($)	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018
Current assets:
Cash	$ 41,446	$ 18,975	$ 774,468
Accounts receivable	299		428
Inventory	299,695	203,563	53,110
Prepaid expenses	20,776	25,611	30,000
Total current assets	362,216	248,149	858,006
Other assets
Equipment, net of accumulated depreciation	5,932	6,585	1,937
Trademarks	1,680	1,680	2,800
Total other assets	7,612	8,265	4,737
Total Assets	369,828	256,414	862,743
Current liabilities:
Accounts payable and accrued expenses	73,046	84,428	95,287
Derivative liability	249,178	39,381	537,889
Related party payable	56,963	38,449
Note payable, current portion	49,500	49,500	49,500
Note payable, convertible net of discount	154,934	27,049
Dividends payable	36,270	23,695	4,192
Total current liabilities	619,891	224,053	686,868
Commitments and contingencies
Stockholders' equity:
Common stock subscribed		160,000	160,000
Preferred stock	8,480	8,480	8,480
Common stock	135,510	135,281	132,638
Additional paid in capital	1,101,930	942,159	867,949
Accumulated deficit	(1,495,983)	(1,213,559)	(993,192)
Total stockholders' equity	(250,063)	32,361	175,875
Total Liabilities and Stockholders' equity	$ 369,828	$ 256,414	$ 862,743